Consolidated Income Statement and Total Assets Information by Major Geographic Area (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Segment Reporting Information [Line Items]
Total revenue	¥ 2,527,200.0	[1]	¥ 2,496,700.0	[1]	¥ 2,963,100.0	[1]
Total expenses	1,864,400.0	[2]	1,885,300.0	[2]	2,276,600.0	[2]
Income before income tax expense	662,835		611,357		686,455
Net income	648,957		418,130		1,046,650
Total assets at end of fiscal year	166,361,633.0		161,985,670.0		158,351,500.0
Japan
Segment Reporting Information [Line Items]
Total revenue	1,965,700.0	[1]	1,943,100.0	[1]	2,324,300.0	[1]
Total expenses	1,561,200.0	[2]	1,627,800.0	[2]	1,907,600.0	[2]
Income before income tax expense	404,500		315,300		416,700
Net income	419,200		133,700		784,500
Total assets at end of fiscal year	124,443,600.0		125,412,600.0		121,555,800.0
Americas
Segment Reporting Information [Line Items]
Total revenue	251,300.0	[1]	281,600.0	[1]	284,500.0	[1]
Total expenses	104,000.0	[2]	111,600.0	[2]	134,800.0	[2]
Income before income tax expense	147,300		170,000		149,700
Net income	131,200		165,800		149,200
Total assets at end of fiscal year	25,368,900.0		21,795,400.0		21,951,500.0
Europe
Segment Reporting Information [Line Items]
Total revenue	132,000.0	[1]	128,000.0	[1]	229,600.0	[1]
Total expenses	102,900.0	[2]	69,500.0	[2]	163,000.0	[2]
Income before income tax expense	29,100		58,500		66,600
Net income	28,100		57,500		65,500
Total assets at end of fiscal year	8,868,500.0		8,521,600.0		10,178,700.0
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	178,200.0	[1]	144,000.0	[1]	124,700.0	[1]
Total expenses	96,300.0	[2]	76,400.0	[2]	71,200.0	[2]
Income before income tax expense	81,900		67,600		53,500
Net income	70,500		61,100		47,500
Total assets at end of fiscal year	¥ 7,680,600.0		¥ 6,256,100.0		¥ 4,665,500.0

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.